Fair Value Measurements (Tables)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Short-Term Debt [Line Items]
Schedule of Assets and Liabilities Measured at Fair Value

The following table presents information about the Company’s assets and liabilities measured at fair value on a recurring basis and the Company’s estimated level within the fair value hierarchy of those assets and liabilities as of June 30, 2026 and December 31, 2025 (In thousands):

	Fair value measured at June 30, 2026
	Total fair value at June 30, 2026	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Assets:
Digital assets	$313,378	$313,378	$-	$-
Liabilities:
Conversion feature liability - Convertible Notes	23	-	-	23
Total	$313,401	$313,378	$-	$23

	Fair value measured at December 31, 2025
	Total fair value at December 31, 2025	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Assets:
Digital assets	$441,791	$441,791	$-	$-
Liabilities:
Derivative securities liabilities	428	-	-	428
Conversion feature liability - Convertible Notes	2,279	-	-	2,279
Total	$444,497	$441,791	$-	$2,706

The following table presents information about the Company’s assets and liabilities measured at fair value on a recurring basis and the Company’s estimated level within the fair value hierarchy of those assets and liabilities as of December 31, 2025:

	Fair value measured at December 31, 2025
	Total fair value at December 31, 2025	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Assets:
Digital assets	$441,791,316	$441,791,316	$-	$-
Liabilities:
Derivative securities liabilities	$428,236	$-	$-	$428,236
Conversion feature liability - convertible notes	$2,278,940	$-	$-	$2,278,940

Schedule of Roll Forward Convertible Notes

The following table presents a roll-forward of the Convertible Note Conversion Feature Liability as of June 30, 2026 (In thousands):

Conversion feature derivative liability
Balance at December 31, 2025	$2,278
Gain on debt extinguishment	(1,309)
Change in fair value	(946)
Balance at June 30, 2026	$23

The following table presents a roll-forward of the Convertible Note Conversion Feature Liability for the period from June 17, 2025 (inception) through December 31, 2025

Conversion feature
liability - convertible notes
As of June 17, 2025 (inception)	$-
Initial value at December 5, 2025	4,629,230
Change in fair value	(2,350,290)
Balance at December 31, 2025	$2,278,940

Schedule of Roll Forward Derivatve Liability

The following table presents a roll-forward of the Derivative Liability – Preferred Units for the period from June 17, 2025 (inception) through December 31, 2025:

Preferred Units
Derivative Liability
As of June 17, 2025 (inception)	$-
Initial value as of June 23, 2025	56,298,500
Settlement of Derivative	(56,298,500)
Balance at December 31, 2025	$-

Schedule of Roll Forward Derivative Liability, Put Option

The following table presents a roll-forward of the derivative securities liability for the period from June 17, 2025 (inception) through December 31, 2025:

Fair value
As of June 17, 2025 (inception)	$-
Premiums received on sold BTC put options	534,500
Net change in fair value recognized in earnings	(106,264)
Settlements / expirations	-
Fair value as of December 31, 2025	$428,236

Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Schedule of Key Input Measurement For Fair Value

The key inputs used in determining the fair value of the conversion feature liability are presented in the table below:

	As of June 30, 2026	As of December 31, 2025
Strike price	$13.00	$13.00
Stock price	1.54	3.53
Volatility (as a percentage)	43.0	45.0
Remaining term (in years)	0.92	3.00
Risk-free rate (as a percentage)	3.89	3.49

In determining the fair value of Conversion Feature Liability, the Company utilized the Black-Scholes pricing model which is considered to be Level 3 liability. The key inputs are presented in the table below:

	As of December 5, 2025 (Initial)	As of December 31, 2025
Strike price	$13.00	$13.00
Stock price	$4.36	$3.53
Volatility	45.0%	45.0%
Remaining term (in years)	3.00	3.00
Risk-free rate	3.53%	3.49%

Deriviative Liability Preferred Units [Member]
Short-Term Debt [Line Items]
Schedule of Key Input Measurement For Fair Value

In determining the fair value of the Derivative Liability - Preferred Units, the Company utilized the Black-Scholes pricing model which is considered to be a Level 3 liability. The key inputs are presented in the table below:

As of June 23, 2025 (Initial)
Strike price - Preferred unit	$11.94
Stock price	$10.79
Volatility	47.6%
Remaining term (in years)	0.5
Risk-free rate	4.29%